UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

________ to ________

Date of Report (Date of earliest event reported) ________

Commission File Number of securitizer: ________

Central Index Key Number of securitizer: ________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Towd Point Mortgage Trust 2022-EBO1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001633283

Central Index Key Number of depositor: 0001707196

Central Index Key Number of issuing entity (if applicable):________

Central Index Key Number of underwriter (if applicable): ________

Michael Hitzmann

Telephone (646) 233-0753

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 10, 2022

TOWD POINT ASSET FUNDING, LLC (Depositor)

By:	/s/ Michael Hitzmann
	Name:	Michael Hitzmann
	Title:	President and Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Executive Summary/Narrative

Schedule 2—Data Compare Report (Summary)

Schedule 3—Data Compare Report (Fields Compared)

Schedule 4—Data Compare Report (Data Compare)

Schedule 5—Data Compare Report (Population)

Schedule 6—Data Compare Report (Mod Dates)

Schedule 7—Endorsement and Debenture Rate

Schedule 8—CC Securitization Report

Schedule 9—PH Securitization Report

99.2	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Title Summary Statement

Schedule 2—NPI Redacted File

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